Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property Plant and Equipment (Details) - CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Building [Member]
Property and equipment estimated lives	20 years	20 years
Office Furniture [Member]
Property and equipment estimated lives	5 years	5 years
Electronic Equipment [Member]
Property and equipment estimated lives	3 years	3 years
Vehicle [Member]
Property and equipment estimated lives	5 years	5 years